Subsequent Events - Additional Information (Detail) - USD ($)			1 Months Ended			9 Months Ended	12 Months Ended
	Jul. 02, 2015	Jun. 30, 2015	Aug. 05, 2015	Jul. 31, 2015	Jan. 30, 2014	Jun. 30, 2015	Sep. 30, 2014	Dec. 01, 2014	Feb. 04, 2014	Sep. 30, 2013
Business Acquisition, Equity Interests Issued Or Issuable [Line Items]
Common stock, par or stated value per share		$ 0.001				$ 0.001	$ 0.001			$ 0.001
Common stock, shares, outstanding		92,702,854				92,702,854	72,076,487			60,145,237
Proceeds from Issuance of Common Stock	$ 100,000					$ 100,000
Private Placement
Business Acquisition, Equity Interests Issued Or Issuable [Line Items]
Common stock, par or stated value per share		$ 0.001				$ 0.001	$ 0.001		$ 0.001
Common stock, shares, outstanding							76,076,487
Proceeds from Issuance of Common Stock		$ 3,100,000			$ 2,850,000		$ 800,000
Series B Warrants | Private Placement
Business Acquisition, Equity Interests Issued Or Issuable [Line Items]
Common stock aggregate issuance							4,000,000
Series B Warrants | Subsequent Event | Minimum
Business Acquisition, Equity Interests Issued Or Issuable [Line Items]
Common stock, par or stated value per share								$ 0.20
Series B Warrants | Subsequent Event | Maximum
Business Acquisition, Equity Interests Issued Or Issuable [Line Items]
Common stock, par or stated value per share								0.35
Series C Warrants | Subsequent Event | Minimum
Business Acquisition, Equity Interests Issued Or Issuable [Line Items]
Common stock, par or stated value per share								0.20
Series C Warrants | Subsequent Event | Maximum
Business Acquisition, Equity Interests Issued Or Issuable [Line Items]
Common stock, par or stated value per share								$ 0.40
Series A and Series C Warrants [Member]
Business Acquisition, Equity Interests Issued Or Issuable [Line Items]
Proceeds from Issuance of Common Stock						$ 3,066,000
Series A and Series C Warrants [Member] | Subsequent Event
Business Acquisition, Equity Interests Issued Or Issuable [Line Items]
Common stock, par or stated value per share			$ 0.20
Proceeds from Issuance of Common Stock			$ 1,469,000
Common stock aggregate issuance			7,345,000
Inducement Shares Issued				125,000
Remaininig Inducement Shares Issued				10,000